Issued Capital - Schedule of Share Options Outstanding and Exercisable (Details)	12 Months Ended
	Apr. 30, 2025 shares $ / shares	Apr. 30, 2024 shares $ / shares
Disclosure of Ranges of Exercises Price of Outstanding and Exercisable Share Options [Line Items]
Number of Options Outstanding | shares	2,018,300	1,697,300
Weighted Average Exercise Price Outstanding	$ 3.48	$ 3.36
Weighted Average Remaining Contractual Life (years) Outstanding	2 years 4 months 6 days
Number of Options Exercisable | shares	1,822,550
Weighted Average Exercise Price Exercisable	$ 3.43
Weighted Average Remaining Contractual Life (years) Exercisable	2 years 1 month 17 days
Exercise Price of 2.00 to 2.99
Disclosure of Ranges of Exercises Price of Outstanding and Exercisable Share Options [Line Items]
Number of Options Outstanding | shares	399,550
Weighted Average Exercise Price Outstanding	$ 2.92
Weighted Average Remaining Contractual Life (years) Outstanding	3 years 3 months 21 days
Number of Options Exercisable | shares	399,550
Weighted Average Exercise Price Exercisable	$ 2.92
Weighted Average Remaining Contractual Life (years) Exercisable	3 years 3 months 21 days
Exercise Price of 2.00 to 2.99 | Minimum
Disclosure of Ranges of Exercises Price of Outstanding and Exercisable Share Options [Line Items]
Exercise Price	$ 2
Exercise Price of 2.00 to 2.99 | Maximum
Disclosure of Ranges of Exercises Price of Outstanding and Exercisable Share Options [Line Items]
Exercise Price	$ 2.99
Exercise Price of 3.00 to 3.99
Disclosure of Ranges of Exercises Price of Outstanding and Exercisable Share Options [Line Items]
Number of Options Outstanding | shares	1,505,750
Weighted Average Exercise Price Outstanding	$ 3.55
Weighted Average Remaining Contractual Life (years) Outstanding	2 years 1 month 24 days
Number of Options Exercisable | shares	1,318,500
Weighted Average Exercise Price Exercisable	$ 3.49
Weighted Average Remaining Contractual Life (years) Exercisable	1 year 9 months 25 days
Exercise Price of 3.00 to 3.99 | Minimum
Disclosure of Ranges of Exercises Price of Outstanding and Exercisable Share Options [Line Items]
Exercise Price	$ 3
Exercise Price of 3.00 to 3.99 | Maximum
Disclosure of Ranges of Exercises Price of Outstanding and Exercisable Share Options [Line Items]
Exercise Price	$ 3.99
Exercise Price of 4.00 to 4.99
Disclosure of Ranges of Exercises Price of Outstanding and Exercisable Share Options [Line Items]
Number of Options Outstanding | shares	73,000
Weighted Average Exercise Price Outstanding	$ 4.13
Weighted Average Remaining Contractual Life (years) Outstanding	1 year 11 months 8 days
Number of Options Exercisable | shares	64,500
Weighted Average Exercise Price Exercisable	$ 4.15
Weighted Average Remaining Contractual Life (years) Exercisable	1 year 7 months 6 days
Exercise Price of 4.00 to 4.99 | Minimum
Disclosure of Ranges of Exercises Price of Outstanding and Exercisable Share Options [Line Items]
Exercise Price	$ 4
Exercise Price of 4.00 to 4.99 | Maximum
Disclosure of Ranges of Exercises Price of Outstanding and Exercisable Share Options [Line Items]
Exercise Price	4.99
Exercise Price of 5.00 and above
Disclosure of Ranges of Exercises Price of Outstanding and Exercisable Share Options [Line Items]
Exercise Price	$ 5
Number of Options Outstanding | shares	40,000
Weighted Average Exercise Price Outstanding	$ 5.46
Weighted Average Remaining Contractual Life (years) Outstanding	1 year 4 months 17 days
Number of Options Exercisable | shares	40,000
Weighted Average Exercise Price Exercisable	$ 5.46
Weighted Average Remaining Contractual Life (years) Exercisable	1 year 4 months 17 days